Other Liabilities- Summary Of Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Pension and other post—retirement liabilities	$ 20,321	$ 21,142
Deferred tax liabilities	20,982	17,404
Provisions long-term	1,385	1,227
Tax receivable agreement liability	3,760	0
Other long-term liabilities	6,278	6,259
Total	61,017	54,323
HMH Holding BV And Subsidiaries [Member]
Related Party Transaction [Line Items]
Pension and other post—retirement liabilities		21,142	$ 21,319
Deferred tax liabilities		17,404	19,127
Provisions long-term		1,227	822
Other long-term liabilities		6,259	3,702
Total		54,323	53,646
Related Party
Related Party Transaction [Line Items]
Contingent considerations—related party	8,291	8,291
Tax receivable agreement liability	3,760
Total	8,291	8,291
Related Party | HMH Holding BV And Subsidiaries [Member]
Related Party Transaction [Line Items]
Contingent considerations—related party		8,291	8,676
Total		8,291	8,676
Nonrelated Party | Drillform
Related Party Transaction [Line Items]
Contingent considerations—related party	$ 3,700	3,700
Nonrelated Party | Drillform | HMH Holding BV And Subsidiaries [Member]
Related Party Transaction [Line Items]
Contingent considerations—related party		$ 3,700	$ 2,000